Divestiture (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 26, 2013	Jun. 30, 2016		Jan. 01, 2015
Divestiture [Line Items]
Promissory notes receivable from founding members			$ 25.0
Interest rate on notes receivable	5.00%
Frequency of periodic payment	6
Gain on sale of Fathom Events			26.0
Expenses related to the sale of business	$ 0.6
Equity method investment carrying value	1.2	[1]	1.1			$ 1.3	[1]
Fathom Events [Member]
Divestiture [Line Items]
Net assets	0.1
Founding Members [Member]
Divestiture [Line Items]
Promissory notes receivable from founding members	16.7		$ 8.3	$ 16.7
AC JV, LLC [Member]
Divestiture [Line Items]
Ownership percentage			4.00%
Equity method investment carrying value	$ 1.2	[2]		$ 1.2	[2]	$ 1.3
AC JV, LLC [Member] | Regal [Member]
Divestiture [Line Items]
Ownership percentage			32.00%
Promissory notes receivable from founding members			$ 8.3
AC JV, LLC [Member] | AMC [Member]
Divestiture [Line Items]
Ownership percentage			32.00%
Promissory notes receivable from founding members			$ 8.3
AC JV, LLC [Member] | Cinemark [Member]
Divestiture [Line Items]
Ownership percentage			32.00%
Promissory notes receivable from founding members			$ 8.3
AC JV, LLC [Member] | NCM, LLC. [Member]
Divestiture [Line Items]
Ownership percentage			4.00%
AC JV, LLC [Member] | Founding Members [Member]
Divestiture [Line Items]
Promissory notes receivable from founding members			$ 25.0
Interest rate on notes receivable			5.00%

[1]	Refer to Note 7-Related Party Transactions.
[2]	Refer to Note 3-Related Party Transactions.